Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and Cash Equivalents	$ 68,381	$ 23,092
Prepaid Expenses	3,849	3,832
Total Current Assets	72,230	26,924
Total Assets:	72,230	26,924
Current Liabilities:
Accounts Payable	66	3,795
Interest Payable	8,263
Loans from Shareholder	110,000
Total Current Liabilities	118,329	3,795
Total Liabilities:	118,329	3,795
Stockholders' Equity:
Common Stock; $0.01 per share par value; 5,000,000,000 shares authorized; and 30,755,000 and 30,755,000 issued and outstanding at December 31, 2015 and December 31, 2014 respectively	307,550	307,550
Additional paid in capital	(68,566)	(68,566)
Accumulated Deficit	(285,083)	(215,855)
Total Stockholders' Equity	(46,099)	23,129
Total Liabilities and Stockholders' Equity	$ 72,230	$ 26,924